Fair Value Information (Details) - Schedule of the Related Information of Natures of the Assets and Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Financial assets at fair value through profit or loss
Recurring fair value measurements of assets	$ 1,544,045	$ 995,101
Liabilities
Recurring fair value measurements of liabilities		13,988,720
Financial liabilities at fair value through profit or loss [Member]
Liabilities
Recurring fair value measurements of liabilities	20,061,870
Warrant Liabilities [Member]
Liabilities
Recurring fair value measurements of liabilities	5,490,903	6,221,482
Convertible preference share liabilities [Member]
Liabilities
Recurring fair value measurements of liabilities	14,570,968	7,767,238
Investment in a rent-a-captive company [Member]
Financial assets at fair value through profit or loss
Recurring fair value measurements of assets	1,544,045	995,101
Level 1 [Member]
Liabilities
Recurring fair value measurements of liabilities		287,482
Level 1 [Member] | Financial liabilities at fair value through profit or loss [Member]
Liabilities
Recurring fair value measurements of liabilities	506,846
Level 1 [Member] | Warrant Liabilities [Member]
Liabilities
Recurring fair value measurements of liabilities	506,846	287,482
Level 1 [Member] | Convertible preference share liabilities [Member]
Liabilities
Recurring fair value measurements of liabilities
Level 1 [Member] | Investment in a rent-a-captive company [Member]
Financial assets at fair value through profit or loss
Recurring fair value measurements of assets
Level 2 [Member]
Liabilities
Recurring fair value measurements of liabilities
Level 2 [Member] | Financial liabilities at fair value through profit or loss [Member]
Liabilities
Recurring fair value measurements of liabilities
Level 2 [Member] | Warrant Liabilities [Member]
Liabilities
Recurring fair value measurements of liabilities
Level 2 [Member] | Convertible preference share liabilities [Member]
Liabilities
Recurring fair value measurements of liabilities
Level 2 [Member] | Investment in a rent-a-captive company [Member]
Financial assets at fair value through profit or loss
Recurring fair value measurements of assets
Level 3 [Member]
Liabilities
Recurring fair value measurements of liabilities		13,701,238
Level 3 [Member] | Financial liabilities at fair value through profit or loss [Member]
Liabilities
Recurring fair value measurements of liabilities	19,555,025
Level 3 [Member] | Warrant Liabilities [Member]
Liabilities
Recurring fair value measurements of liabilities	4,984,057	5,934,000
Level 3 [Member] | Convertible preference share liabilities [Member]
Liabilities
Recurring fair value measurements of liabilities	14,570,968	7,767,238
Level 3 [Member] | Investment in a rent-a-captive company [Member]
Financial assets at fair value through profit or loss
Recurring fair value measurements of assets	$ 1,544,045	$ 995,101